Discontinued operations and assets and liabilities held for sale - Discontinued operations (Details) - EUR (€) € / shares in Units, € in Millions		5 Months Ended	6 Months Ended
	Mar. 20, 2017	Aug. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Income statement and segment analysis of discontinued operations
Revenue			€ 21,939	€ 21,848
Loss before taxation			€ (511)	(2,847)
Loss for the financial year from discontinued operations				€ (3,535)
Loss per share from discontinued operations
Basic				€ (12.87)
Diluted				€ (12.87)
Total comprehensive expense for the period from discontinued operations
Loss for the financial period from discontinued operations				€ (3,535)
Indus Towers
Discontinued operations and assets and liabilities held for sale
Proportion of stake (as a percentage)			42.00%
Vodafone India (excluding interest in Indus Towers)
Discontinued operations and assets and liabilities held for sale
Proportion of stake (as a percentage)	42.00%			42.00%
Income statement and segment analysis of discontinued operations
Revenue		€ 1,561
Cost of sales		(1,185)
Gross profit		376
Selling and distribution expenses		(92)
Administrative expenses		(134)
Operating profit		150
Financing costs		(321)
Loss before taxation		(171)
Income tax credit		56
Loss after tax of discontinued operations		(115)
Loss on sale of disposal group		(3,420)
Loss for the financial year from discontinued operations		€ (3,535)
Loss per share from discontinued operations
Basic		€ (12.87)
Diluted		€ (12.87)
Total comprehensive expense for the period from discontinued operations
Loss for the financial period from discontinued operations		€ (3,535)
42% stake in Indus Towers
Discontinued operations and assets and liabilities held for sale
Proportion of stake (as a percentage)			12.60%
Vodafone Hutchison Australia Pty Limited
Discontinued operations and assets and liabilities held for sale
Proportion of stake (as a percentage)			24.95%